Acquisitions and Disposals - Schedule of Condensed Cash Flows of Disposal Group (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Condensed Cash Flows of Disposal Group [Line Items]
Net cash used in (provide) by operating activities	$ 1,790,738	$ (36,772,655)
Net cash provide by investing activities	(8,092,410)	1,796,732
Net cash provide by (used in) financing activities	5,174,400	615,022
Disposal of Nisun BVI and its subsidiaries [Member]
Schedule of Condensed Cash Flows of Disposal Group [Line Items]
Net cash used in (provide) by operating activities		(31,327,402)
Net cash provide by investing activities		1,796,732
Net cash provide by (used in) financing activities		$ 615,022